CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Revenues	$ 59,147	¥ 376,250	¥ 414,891	¥ 481,694
Cost of revenues	(41,507)	(264,039)	(301,148)	(315,082)
Operating expenses
General and administrative	(6,396)	(40,684)	(46,428)	(66,153)
Other income, net	2,915	18,541	7,555	15,241
Loss from operations	211	1,340	(24,479)	18,163
Interest expense	(2,929)	(18,634)	(19,743)	(11,326)
Income (loss) before income taxes	$ (2,596)	(16,519)	(48,523)	13,774
Income tax (expense) benefits
Income tax expense		39,060
Reversal of contingent tax liability		0	39,060	0
Income tax (expense) benefits	$ (204)	(1,295)	38,383	(4,462)
Net income (loss)	(2,800)	(17,814)	(10,140)	9,312
Other comprehensive income (loss)
Foreign currency translation difference	(410)	(2,607)	(56)	1,890
Total comprehensive income (loss)	(2,580)	(16,415)	(9,583)	9,384
Parent Company [Member]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
Operating expenses
General and administrative	(681)	(4,335)	(5,025)	(5,694)
Other income, net	48	303	286	296
Loss from operations	(633)	(4,032)	(4,739)	(5,398)
Equity in earnings (loss) of unconsolidated subsidiaries	(1,449)	(9,223)	(43,579)	13,044
Interest expense	(88)	(553)	(268)	(152)
Income (loss) before income taxes	(2,170)	(13,808)	(48,586)	7,494
Income tax (expense) benefits
Income tax expense		0	0	0
Reversal of contingent tax liability	0	0	39,059	0
Income tax (expense) benefits	0	0	39,059	0
Net income (loss)	(2,170)	(13,808)	(9,527)	7,494
Other comprehensive income (loss)
Foreign currency translation difference	(410)	(2,607)	(56)	1,890
Total comprehensive income (loss)	$ (2,580)	¥ (16,415)	¥ (9,583)	¥ 9,384